Share Capital (Schedule of Weighted-Average Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility, minimum	32.07%	34.27%	42.00%
Expected stock price volatility, maximum	42.15%	47.98%	48.40%
Risk free interest rate, minimum	1.49%	0.57%	0.50%
Risk free interest rate, maximum	1.96%	1.99%	1.20%
Dividend yield		6.50%
Expected life of options	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.00%		6.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	6.50%		8.10%